Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill [Abstract]
GOODWILL

NOTE 11 – GOODWILL

On August 18, 2021, through a Stock Purchase Agreement, we acquired 100% of the outstanding shares of Global Stem Cell Group, Inc. for $225,000 in cash, the issuance of 1,000,000 shares of preferred series AA stock and the issuance of 8,974 shares of preferred series DD stock.

The preliminary purchase price for the merger was determined to be $6.229 million, which consists of (i) 1 million shares of Series AA preferred stock valued at approximately $964,000, (ii) 8,974 shares of Series DD preferred stock valued at approximately $5.04 million and (iii) $225,000 in cash of which $175,000 was advanced prior to closing of the transaction.

Under the acquisition method, the purchase price must be allocated to the reporting units net assets acquired, inclusive of intangible assets, with any excess fair value recorded to goodwill. The goodwill, which is not deductible for tax purposes, is attributable to the assembled workforce of Global Stem Cells Group, planned growth in new markets, and synergies expected to be achieved from the combined operations of Meso Numismatics, Inc. and Global Stem Cells Group.

The following table summarizes the Company's carrying amount of goodwill during the nine months ended September 30, 2023 and the year ended December 31, 2022:

Goodwill
Balance at December 31, 2021	$5,805,438
Acquisition	-
Impairment	-
Balance at December 31, 2022	$5,805,438
Acquisition	-
Impairment	(4,125,460)
Balance at September 30, 2023	$1,679,978

During each fiscal year, we periodically assess whether any indicators of impairment exist which would require us to perform an interim impairment review. As of each interim period end during each fiscal year, we concluded that a triggering event had not occurred that would more likely than not reduce the fair value of our reporting unit below their carrying values. We performed our annual test of goodwill for impairment as of December 31, 2022.

The Company has recognized impairment of $4,125,460 and Goodwill balance as of September 30, 2023 is $1,679,978.

NOTE 14 – GOODWILL

On August 18, 2021, through a Stock Purchase Agreement, 100% of the outstanding shares of Global Stem Cell Group, Inc. were acquired for $225,000 in cash, the issuance of 1,000,000 shares of preferred series AA stock and the issuance of 8,974 shares of preferred series DD stock.

The preliminary purchase price for the merger was determined to be $6.229 million, which consists of (i) 1 million shares of Series AA preferred stock valued at approximately $964,000, (ii) 8,974 shares of Series DD preferred stock valued at approximately $5.04 million and (iii) $225,000 in cash of which $175,000 was advanced prior to closing of the transaction (See Note 10).

Under the acquisition method, the purchase price must be allocated to the reporting units net assets acquired, inclusive of intangible assets, with any excess fair value recorded to goodwill. The goodwill, which is not deductible for tax purposes, is attributable to the assembled workforce of Global Stem Cells Group, planned growth in new markets, and synergies expected to be achieved from the combined operations of Meso Numismatics, Inc. and Global Stem Cells Group.

The following table summarizes the Company’s carrying amount of goodwill during the years ended December 31, 2022, and December 31, 2021:

Goodwill
Balance at December 31, 2020	$-
Acquisition	5,805,438
Impairment	-
Balance at December 31, 2021	$5,805,438
Acquisition	-
Impairment	-
Balance at December 31, 2022	$5,805,438

During each fiscal year, we periodically assess whether any indicators of impairment exist which would require us to perform an interim impairment review. As of each interim period end during each fiscal year, we concluded that a triggering event had not occurred that would more likely than not reduce the fair value of our reporting unit below their carrying values. We performed our annual test of goodwill for impairment as of December 31, 2022. The results of the goodwill impairment test indicated that the fair value of the reporting unit was in excess of the carrying value, and, thus, we did not require an impairment charge.